Related party disclosures (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Nitratos Naturais Do Chile Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Brazil	Brazil
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Nitrate Corporation Of Chile Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United Kingdom	United Kingdom
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM North America Corp. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Europe N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Belgium	Belgium
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Soquimich S.R.L. Argentina [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Argentina	Argentina
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Soquimich European Holding B.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	The Netherlands	The Netherlands
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	The Netherlands	The Netherlands
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQI Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	The Netherlands	The Netherlands
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Comercial De Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Mexico	Mexico
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
North American Trading Company [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Administracion y Servicios Santiago S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Mexico	Mexico
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Peru S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Peru	Peru
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Ecuador S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Ecuador	Ecuador
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Nitratos Mexico S.A. de C.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Mexico	Mexico
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQMC Holding Corporation L.L.P. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Investment Corporation N.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	The Netherlands	The Netherlands
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Brasil Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Brazil	Brazil
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM France S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	France	France
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Japan Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Japan	Japan
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Royal Seed Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Aruba	Aruba
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Oceania Pty Limited [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Australia	Australia
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Rs Agro-Chemical Trading Corporation A.V.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Aruba	Aruba
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Indonesia S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Indonesia	Indonesia
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Virginia L.L.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Italia SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Italy	Italy
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Comercial Caiman Internacional S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Panamá	Panamá
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Africa Pty Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	South Africa	South Africa
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Colombia SAS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Colombia	Colombia
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Lithium Specialties LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Iberian S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Spain	Spain
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Agro India Pvt. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	India	India
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Beijing Commercial Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	China	China
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Thailand Limited [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Thailand	Thailand
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Australia PTY [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Australia	Australia
Functional currency	Australian dollar	Australian dollar
Nature	Subsidiary	Subsidiary
SACAL S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Argentina	Argentina
Functional currency	Argentine peso	Argentine peso
Nature	Subsidiary	Subsidiary
Comercial Hydro S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96,801,610-5	96,801,610-5
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Potasio S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96,651,060-9	96,651,060-9
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Nitratos S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96,592,190-7	96,592,190-7
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Ajay SQM Chile S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96,592,180-K	96,592,180-K
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQMC Internacional Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	86,630,200-6	86,630,200-6
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
SQM Industrial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79,947,100-0	79,947,100-0
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Isapre Norte Grande Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79,906,120-1	79,906,120-1
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Almacenes y Depositos Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	79,876,080-7	79,876,080-7
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Servicios Integrales de Transitos y Transferencias S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79,770,780-5	79,770,780-5
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Soquimich Comercial S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79,768,170-9	79,768,170-9
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM Salar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79,626,800-K	79,626,800-K
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Proinsa Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	78,053,910-0	78,053,910-0
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76,534,490-5	76,534,490-5
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Exploraciones Mineras S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76,425,380-9	76,425,380-9
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Comercial Agrorama Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	76,064,419-6	76,064,419-6
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Agrorama S.A. [Member]
Related party disclosures [Line Items]
Tax ID	76,145,229-0	76,145,229-0
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Subsidiary	Subsidiary
Orcoma Estudios SPA [Member]
Related party disclosures [Line Items]
Tax ID	76,359,919-1	76,359,919-1
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Orcoma SPA [Member]
Related party disclosures [Line Items]
Tax ID	76,360,575-2	76,360,575-2
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
SQM MaG SpA. [Member]
Related party disclosures [Line Items]
Tax ID	76,686,311-9	76,686,311-9
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Subsidiary	Subsidiary
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United Arab Emirates	Arab Emirates
Functional currency	Arab Emirates dirham	Arab Emirates dirham
Nature	Associate	Associate
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Turkey
Functional currency	Turkish lira	Turkish lira
Nature	Associate	Associate
Ajay North America [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United States	United States
Functional currency	US$	US$
Nature	Associate	Associate
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	France	France
Functional currency	Euro	Euro
Nature	Associate	Associate
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Turkey
Functional currency	Euro	Euro
Nature	Associate	Associate
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Thailand	Thailand
Functional currency	Thai baht	Thai baht
Nature	Associate	Associate
Kore Potash Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Australia	Australia
Functional currency	US$	US$
Nature	Associate	Associate
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	China	China
Functional currency	US$	US$
Nature	Joint venture	Joint venture
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	India	India
Functional currency	Indian rupee	Indian rupee
Nature	Joint venture	Joint venture
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	United Arab Emirates	Arab Emirates
Functional currency	Arab Emirates dirham	Arab Emirates dirham
Nature	Joint venture	Joint venture
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	China	China
Functional currency	US$	US$
Nature	Joint venture	Joint venture
SQM Vitas Holland B.V. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Holland	Dutch Antilles
Functional currency	Euro	Euro
Nature	Joint venture	Joint venture
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Japan	Japan
Functional currency	US$	US$
Nature	Joint control	Joint control
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Argentina	Argentina
Functional currency	US$	US$
Nature	Joint control	Joint control
Sociedad de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96,511,530-7	96,511,530-7
Country of origin	Chile	Chile
Functional currency	US$	US$
Nature	Joint control	Joint control
Norte Grande S.A. [Member]
Related party disclosures [Line Items]
Tax ID	96,529,340-k	96,529,340-k
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Other related parties	Other related parties
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9	79,049,778-9
Country of origin	Chile	Chile
Functional currency	Chilean peso	Chilean peso
Nature	Other related parties	Other related parties
Coromandel Internacional [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	India	India
Functional currency	Indian rupee	Indian rupee
Nature	Other related parties	Other related parties
Vitas Roullier SAS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	France	France
Functional currency	Euro	Euro
Nature	Other related parties	Other related parties
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Brazil	Brazil
Functional currency	US$	US$
Nature	Other related parties	Other related parties
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Peru	Peru
Functional currency	US$	US$
Nature	Other related parties	Other related parties
SQM Vitas Plantacote B.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Netherlands	Dutch Antilles
Functional currency	Euro	Euro
Nature	Other related parties	Other related parties
Terra Tarsa B.V.. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Holland	Holland
Functional currency	Euro	Euro
Nature	Other related parties	Other related parties
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreing	Foreign
Country of origin	Belgium	Belgium
Functional currency	Euro	Euro
Nature	Other related parties	Other related parties
Doktolab Tarim Arastima San. Tic As [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Turkey
Functional currency	Turkish Lira	Turkish Lira
Nature	Other related parties	Other related parties
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Turkey	Ukraine
Functional currency	Ukrainian Grivna	Ukrainian Grivna
Nature	Other related parties	Other related parties
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Country of origin	Russian Federation	Russian Federation
Functional currency	Russian ruble	Russian ruble
Nature	Other related parties	Other related parties